Organization and Principal Activities (Tables)	12 Months Ended
May 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Details of Company's Major Subsidiaries and VIEs and Its Major Subsidiaries

As of May 31, 2018, details of the Company’s major subsidiaries, its VIEs and the VIEs’ major subsidiaries and schools were as follows:

Name	Date of incorporation or acquisition	Place of incorporation (or establishment)/ operation	Legal ownership	Principal activity
Major subsidiaries of the Company:
Beijing Decision Education & Consulting Company Limited (“Beijing Decision”)	April 20, 2005	PRC	100%	Educational technology and management services
Beijing Judgment Education & Consulting Company Limited (“Beijing Judgment”)	April 20, 2005	PRC	100%	Educational consulting and software development
Beijing Hewstone Technology Company Limited (“Beijing Hewstone”)	April 20, 2005	PRC	100%	Educational software development
Elite Concept Holdings Limited (“Elite Concept”)	December 3, 2007	Hong Kong	100%	Educational consulting
Winner Park Limited (“Winner Park”)	December 9, 2008	Hong Kong	100%	Educational consulting
Smart Shine International Limited (“Smart Shine”)	December 9, 2008	Hong Kong	100%	Educational consulting
Beijing Pioneer Technology Company Limited (“Beijing Pioneer”)	January 8, 2009	PRC	100%	Educational software development
Shanghai Smart Words Software Technology Company Limited (“Shanghai Smart Words”)	December 8, 2010	PRC	100%	Educational consulting and software development
Beijing Smart Wood Software Technology Company Limited (“Beijing Smart Wood”)	December 21, 2011	PRC	100%	Educational consulting and software development
Beijing New Oriental Walkite International Travel Co., Ltd.	May 22, 2012	PRC	100%	Study tour
Beijing Joy Tend Technology Company Limited (“Beijing Joy Tend”)	January 31, 2013	PRC	100%	Educational consulting and software development
Beijing Right Time Technology Company Limited (“Beijing Right Time”)	January 31, 2013	PRC	100%	Educational consulting and software development
Abundant State Limited (“Abundant”)	March 20, 2013	The British Virgin Islands (“BVI”)	100%	Educational consulting
Beijing Magnificence Technology Company Limited (“Beijing Magnificence”)	November 1, 2013	PRC	100%	Educational consulting and software development
Beijing Top Technology Company Limited (“Beijing Top”)	November 13, 2013	PRC	100%	Educational consulting and software development
Beijing Shenghe Technology Company Limited (“Beijing Shenghe”)	May 27, 2014	PRC	100%	Educational consulting and software development
Walkite International Academy Co., Ltd. (“Walkite UK”)	March 16, 2015	U.K.	100%	Study tour
Walkite International Academy (U.S.A.) Co., Ltd. (“Walkite US”)	April 13, 2015	U.S.A.	100%	Study tour
Beijing Jinghong Software Technology Company Limited (“Beijing Jinghong”)	September 18, 2016	PRC	100%	Educational consulting and software development
New Oriental Vision Overseas Consulting Australia Pty Ltd. (“Overseas AU”)	January 25, 2017	Australia	100%	Consulting
Zhuhai Zekai Software Technology Company Limited (“Zhuhai Zekai”)	June 26, 2017	PRC	100%	Educational consulting and software development

Name	Date of incorporation or acquisition	Place of incorporation (or establishment)/ operation	Legal ownership	Principal activity
Major subsidiaries of the Company:
Garden House Limited (“Garden House”)	September 1, 2017	Hong Kong	70%	Pre-school education
One World Limited (“One World”)	September 1, 2017	Hong Kong	70%	Pre-school education
Blingabc Limited (“Blingabc”)	December 27, 2017	U.S.A.	100%	Educational consulting
Beijing Zhiyuan Hangcheng Software Technology Company Limited (“Beijing Zhiyuan Hangcheng”)	January 16, 2018	PRC	100%	Educational consulting and software development
Koolearn Technology Holding Limited (“Koolearn Holding”)	February 7, 2018	Cayman	68%	Online education service
New Oriental Xuncheng Technology (HK) Limited (“Koolearn Tech”)	March 2, 2018	Hong Kong	100%	Online education service
Beijing Dexin Dongfang Network Technology Co., Ltd. (“Dexin Dongfang”)	March 21, 2018	PRC	N/A	Educational consulting and software development
VIEs of the Company:
New Oriental Education & Technology Group Co., Ltd (“New Oriental China”)	August 2, 2001	PRC	N/A	Education consulting, software development and distributions and other services
Beijing New Oriental Xuncheng Network Technology Co., Ltd. (“Xuncheng”)	March 11, 2005	PRC	N/A	Online education service
Major subsidiaries and schools of the VIEs:
Beijing Haidian District Privately-Funded New Oriental School (“Beijing Haidian School”)	October 5, 1993	PRC	N/A	Language training and test preparation
Shanghai Yangpu District New Oriental Advanced Study School	June 1, 2000	PRC	N/A	Language training and test preparation
Guangzhou Haizhu District Privately-Funded New Oriental Training School (“Guangzhou Haizhu School”) (a)	September 8, 2000	PRC	N/A	Language training and test preparation
Wuhan New Oriental Training School	April 28, 2002	PRC	N/A	Language training and test preparation
Beijing New Oriental Yangzhou Foreign Language School	June 6, 2002	PRC	N/A	Primary and secondary school education
Tianjin New Oriental Training School	August 21, 2002	PRC	N/A	Language training and test preparation

Name	Date of incorporation or acquisition	Place of incorporation (or establishment)/ operation	Legal ownership	Principal activity
Major subsidiaries and schools of the VIEs:
Xi’an Yanta District New Oriental School	November 26, 2002	PRC	N/A	Language training and test preparation
Nanjing Gulou New Oriental Advanced Study School	November 28, 2002	PRC	N/A	Language training and test preparation
Beijing New Oriental Dogwood Cultural Communications Co., Ltd.	May 16, 2003	PRC	N/A	Content development and distribution
Chongqing New Oriental Training School	August 15, 2003	PRC	N/A	Language training and test preparation
Chengdu New Oriental School	August 18, 2003	PRC	N/A	Language training and test preparation
Shenzhen New Oriental Training School	October 15, 2003	PRC	N/A	Language training and test preparation
Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	N/A	Oversea study consulting service
Beijing New Oriental Dogwood, Bookstore, Audio & Video Co., Ltd.	March 2, 2004	PRC	N/A	Content development and distribution
Taiyuan New Oriental Training School	April 20, 2005	PRC	N/A	Language training and test preparation
Jinan New Oriental School	May 31, 2005	PRC	N/A	Language training and test preparation
Zhengzhou New Oriental Training School	July 19, 2005	PRC	N/A	Language training and test preparation
Hangzhou New Oriental Advanced Study School	July 21, 2005	PRC	N/A	Language training and test preparation
Qingdao Happy Alice Kindergarten	November 29, 2005	PRC	N/A	Pre-school education
Suzhou New Oriental School	April 26, 2006	PRC	N/A	Language training and test preparation
Nanchang Donghu District New Oriental Language School	March 16, 2007	PRC	N/A	Language training and test preparation
Beijing New Oriental Stars Education & Consulting Co., Ltd	July 11, 2007	PRC	N/A	Pre-school education
Beijing Chaoyang District Kindergarten of Stars	November 20, 2007	PRC	N/A	Pre-school education
Xiamen Siming District New Oriental Education Training School	July 8, 2008	PRC	N/A	Language training and test preparation
Changchun Tongwen Gaokao Training School	September 1, 2008	PRC	N/A	College admission examination training
Changchun Tongwen Senior High School	September 1, 2008	PRC	N/A	Primary and secondary school education
Nanjing Yuhuatai District New Oriental Kindergarten of Stars	April 10, 2009	PRC	N/A	Pre-school education
Beijing Changping New Oriental Foreign Language School	July 19, 2010	PRC	N/A	Primary and secondary school education
Shanghai Vision Overseas Service Co., Ltd.	March 24, 2011	PRC	N/A	Oversea study consulting service
Beijing Management Software Training Institute	September 1, 2012	PRC	N/A	Primary and secondary school education
Beijing New Oriental Kuxue Huisi Network Technology Co., Ltd.	February 1, 2013	PRC	N/A	Online education service
Guangzhou Panyu District Privately-Funded New Oriental Training Centre (“Guangzhou Panyu School”) (a)	June 19, 2013	PRC	N/A	Language training and test preparation
Guangzhou New Oriental Training School (“Guangzhou School”) (a)	August 20, 2013	PRC	N/A	Language training and test preparation
Major subsidiaries and schools of the VIEs:
Beijing Dongfang Zhuoyong Investment Management Co., Ltd.	April 29, 2014	PRC	N/A	Investment management
Qingdao Alice Education & Technology Company Limited	August 21, 2014	PRC	N/A	Pre-school education
Yangzhou Guangling District New Oriental Kindergarten of Stars	August 26, 2014	PRC	N/A	Pre-school education
Qingdao Chengyang District Happy Alice Kindergarten	October 30, 2014	PRC	N/A	Pre-school education
Qingdao Laoshan District Happy Alice Kindergarten	December 4, 2014	PRC	N/A	Pre-school education
New Oriental Vision Overseas Consulting (U.K.) Ltd.	June 10, 2015	U.K.	N/A	Oversea study consulting service
Qingdao New Oriental Vision Overseas Consultancy Co., Ltd.	August 20, 2015	PRC	N/A	Oversea study consulting service
Beijing New Oriental Vision Overseas Service Co., Ltd.	February 24, 2016	PRC	N/A	Oversea study consulting service
Beijing Dongfang Youbo Network Technology Co., Ltd. (“Dongfang Youbo”)	June 23, 2016	PRC	N/A	Online education service
Beijing Bright the Future Education & Technology Co., Ltd.	July 18, 2016	PRC	N/A	Consulting
Beijing Ainuo Shida Education & Technology Co., Ltd (“Ainuo Shida”)	December 1, 2016	PRC	N/A	Oversea study consulting service
Beijing Chaoyang District Taiyanggong Kindergarten of Stars	January 20, 2017	PRC	N/A	Pre-school education
Ningbo Meishan Bonded Port Area Hexin Oriental Asset Management Co., Ltd.	April 28, 2017	PRC	N/A	Asset management
Beijing Haiwei Career Service Co., Ltd.	June 9, 2017	PRC	N/A	Oversea study consulting service
Hangzhou Shengshen Technology Co., Ltd (“Hangzhou Shengshen”)	October 9, 2017	PRC	N/A	Language training and test preparation

(a)

Guangzhou Panyu School and Guangzhou School were established in the year ended May 31, 2014. Although they are separate legal entities, from the perspective of the Group’s internal management, they together with Guangzhou Haizhu School are considered as one school since they are operated by the same local management in Guangzhou, the PRC.

Balances and Amounts of Company's WFOEs and VIEs

The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the offshore companies, WFOEs and the VIEs in the Group:

	As of May 31,
	2017	2018
	US$	US$
Total current assets	1,590,750	2,081,374
Total non-current assets	488,709	750,316

Total assets	2,079,459	2,831,690

Total current liabilities	1,137,288	1,674,857
Total non-current liabilities	2,174	13,782

Total liabilities	1,139,462	1,688,639

	For the years ended May 31,
	2016	2017	2018
	US$	US$	US$
Net revenues	1,443,851	1,777,864	2,417,203
Net income	313,828	333,456	479,190
Net cash provided by operating activities	457,267	454,753	711,591
Net cash used in investing activities	(286,235)	(459,532)	(429,265)
Net cash provided by (used in) financing activities	63,328	4,250	(96,429)